Note 14 - Segments - Operating Income by Segment (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Rental, fees and other income	$ 6,121,404		$ 7,120,987		$ 13,150,555	$ 14,300,251	$ 28,641,111	$ 32,344,013
Property and related expenses	(1,999,834)		(2,526,002)		(4,380,926)	(5,289,552)	(10,410,574)	(10,886,719)
General and administrative expenses	(1,278,971)		(1,419,668)		(2,630,316)	(3,180,371)	(5,268,315)	(4,532,703)
Depreciation and amortization	(1,622,230)		(1,749,113)		(3,196,756)	(3,959,194)	(7,364,688)	(9,101,605)
Interest expense	(2,273,355)		(2,491,870)		(4,827,202)	(5,037,073)	(10,649,646)	(13,041,016)
Interest income							141,306	55,909
Gain on sale of real estate	334,096		176,392		324,261	1,390,634	6,319,272	12,200,138
Deferred offering cost								(1,507,599)
Impairment of real estate	(845,674)				(845,674)		0	(532,951)
Acquisition costs							(24,269)	(26,177)
Income tax expense	(51,369)		(191,809)		(135,000)	(273,239)	(611,263)	(518,567)
Net loss	(1,607,534)	$ (932,119)	(1,076,674)	$ (961,937)	(2,539,653)	(2,038,611)	772,934	4,452,723
Operating Segments [Member]
Net operating income, as defined	3,275,895		4,594,985		7,923,955	9,010,699	18,230,537	21,457,294
Office/Industrial Properties [Member] | Operating Segments [Member]
Rental, fees and other income	4,198,849		5,496,096		9,183,790	10,950,249	21,490,215	24,037,363
Property and related expenses	(1,657,836)		(2,299,126)		(3,673,459)	(4,803,914)	(9,317,720)	(9,494,885)
Net operating income, as defined	2,541,013		3,196,970		5,510,331	6,146,335	12,172,495	14,542,478
Model Home Properties [Member] | Operating Segments [Member]
Rental, fees and other income	1,093,015		1,001,918		2,209,745	2,083,602	4,194,489	4,642,159
Property and related expenses	(55,531)		(48,187)		(101,791)	(98,609)	(193,367)	(174,238)
Net operating income, as defined	1,037,484		953,731		2,107,954	1,984,993	4,001,122	4,467,921
Retail Properties [Member] | Operating Segments [Member]
Rental, fees and other income	829,540		622,973		1,757,020	1,266,400	2,956,407	3,664,491
Property and related expenses	(1,132,142)		(178,689)		(1,451,350)	(387,029)	(899,487)	(1,217,596)
Net operating income, as defined	$ (302,602)		$ 444,284		$ 305,670	$ 879,371	$ 2,056,920	$ 2,446,895